Expense Example - AB All Market Income Portfolio	Feb. 26, 2021 USD ($)
Advisor Class
Expense Example:
Expense Example, with Redemption, 1 Year	$ 77
Expense Example, with Redemption, 3 Years	371
Expense Example, with Redemption, 5 Years	686
Expense Example, with Redemption, 10 Years	1,582
Class A
Expense Example:
Expense Example, with Redemption, 1 Year	523
Expense Example, with Redemption, 3 Years	854
Expense Example, with Redemption, 5 Years	1,209
Expense Example, with Redemption, 10 Years	2,206
Class C
Expense Example:
Expense Example, with Redemption, 1 Year	278	[1]
Expense Example, with Redemption, 3 Years	678
Expense Example, with Redemption, 5 Years	1,205
Expense Example, with Redemption, 10 Years	$ 2,650

[1]	If you did not redeem your shares at the end of the period, your expenses would be decreased by approximately $100.